RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

Key management compensation

Key management personnel at the Company are the directors and officers of the Company. The remuneration of key management personnel during the years ended December 31, 2021 and 2020 is as follows:

	2021	2020
Director remuneration	$233	$128
Officer & key management remuneration[1]	$2,508	$1,958
Share-based payments	$10,917	$3,268

(1)

Remuneration consists exclusively of salaries, bonuses, and health benefits, for officers and key management. These costs are components of both administrative wages and exploration expenses categories in the consolidated statement of loss and comprehensive loss.

12.	RELATED PARTY TRANSACTIONS (continued)

Key management compensation (continued)

Other than the amounts disclosed above, there were no short-term employee benefits or share-based payments granted to key management personnel during the years ended December 31, 2021 and 2020. Share-based payment expenses to related parties recorded in exploration and evaluation expense and general and administrative expense amount to $484,000 and $10,433,000, respectively (2020 - $316,000 and $2,952,000).

Recoveries

During the year ended December 31, 2021, the Company recovered $15,000 (2020 - $106,000) in rent and salary recoveries from a company with common officer, as a result of billing employee time for services provided and charging rent fees. The rent recoveries were recorded in office and administration expense, while the salary recoveries were recorded in administrative salaries expense.

Accounts payable and accrued liabilities

Included in accounts payable and accrued liabilities at December 31, 2021 is $nil (2020 - $351,000) due to employees and companies with common directors or officers, in relation to key management compensation noted above.

Receivables

Included in receivables at December 31, 2021 is $5,000 (2020 - $4,000) due from companies with common directors or officers, in relation to office rent and other recoveries.